COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 156,549	$ 24,061
2019	138,674	21,314
2020	115,381	17,734
2021	77,646	11,934
2022 and thereafter	147,673	22,697
Operating Leases, Future Minimum Payments Due	¥ 635,923	$ 97,740